Insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Cash and cash equivalents	$ 99	$ 210
Marketable securities	475	369
Total cash, cash equivalents, and marketable securities	574	579
Assets Held by Insurance Regulators	12	12
Prepaid Reinsurance Premiums and Other Reinsurance Receivables	546	472
Premiums Written and Earned [Abstract]
Direct premiums written	371	328	$ 293
Assumed premiums written	0	0	0
Ceded premiums written	(215)	(194)	(166)
Net premiums written	156	134	127
Direct premiums earned	298	254	230
Assumed premiums earned	0	0	0
Ceded premiums earned	(142)	(121)	(105)
Premiums Earned, Net	156	133	125
Insurance Expenses [Abstract]
Insurance losses	146	80	115
Loss adjustment expenses	5	5	6
Reinsurance Income and Other Expenses, Net	(26)	(16)	(14)
Insurance expenses	125	69	107
Unearned Premiums	556	484
Liability for reported insurance claims and estimate of unreported claims	6	8
Ceded insurance expenses	95	76	68
Affiliated Entity [Member]
Statutory Accounting Practices [Line Items]
Earned insurance premiums	133	90	75
Insurance loss and loss adjustment expenses	55	36	$ 30
Affiliated Entity [Member]
Statutory Accounting Practices [Line Items]
Related Party Transaction, Unearned Insurance Premium	$ 91	$ 176